Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Payables [Abstract]
Accrued expenses		$ 252	$ 172
Contract liabilities		355	76
Current portion of other long-term liability		57	59
Employees and related liabilities		665	672
Government authorities		272	338
Current maturities in respect of government grants		550	339
Others		27	27
Other payables, Total	[1]	$ 2,178	$ 1,683	$ 1,289

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.